Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities
Note 14. Other Liabilities
Other current liabilities as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Other current liabilities:
Other payables	$3,041	$3,667
Deferred consideration	6,201	7,605
Contingent consideration	4,434	10,729

Total other current liabilities	$13,676	$22,001

Other liabilities:
Contingent consideration	$420	$—
Deferred consideration	516	—

Total other liabilities	$936	$—